CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 12,090,161	¥ 8,582,222
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	6,549,038	4,272,258
Long-term debt, liabilities accounted for at fair value	¥ 552,354	¥ 460,825
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	24,164,864,477	24,048,165,727
Treasury stock, shares	22,128,230	37,046,418